Share-based payment Arrangement - Summary of Terms and Conditions Related to Grants of Share Based Payment Arrangement (Detail)	12 Months Ended
	Dec. 31, 2024 shares ₩ / shares	Dec. 31, 2022 shares ₩ / shares	Dec. 31, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant method	Reissue of treasury shares, Cash settlement
Series 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 26, 2020
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	370,355
Exercise price | ₩ / shares	₩ 38,452
Exercise period	Mar. 27, 2023 ~ Mar. 26, 2027
Vesting conditions	3 years’ service from the grant date
Series 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 25, 2021
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	71,726
Exercise price | ₩ / shares	₩ 50,276
Exercise period	Mar. 26, 2023 ~ Mar. 25, 2026
Vesting conditions	2 years’ service from the grant date
Series 7-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 25, 2022
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	98,425
Exercise price | ₩ / shares	₩ 56,860
Exercise period	Mar. 26, 2025 ~ Mar. 25, 2029
Vesting conditions	2 years’ service from the grant date
Series 7-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 25, 2022
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares, Cash settlement
Number of shares	96,820
Exercise price | ₩ / shares	₩ 56,860
Exercise period	Mar. 26, 2024 ~ Mar. 25, 2027
Vesting conditions	2 years’ service from the grant date
Share appreciation rights of SK Telecom Co., Ltd. [member] | Cash-settled share-based payment arrangement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		January 1, 2022
Grant method	Cash settlement
Number of shares		338,525
Exercise price | ₩ / shares		₩ 56,860
Exercise period		Jan. 1, 2024 ~ Mar. 25, 2025
Vesting conditions		2 years’ service from the grant date
SAPEON Inc. [member] | Series 1-1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 28, 2023
Types of shares to be issued	Registered common shares of SAPEON Inc.
Grant method	Issuance of shares
Number of shares	800
Exercise price | $ / shares			$ 100
Exercise period	Jan. 4, 2024 ~ Jan. 4, 2032
Vesting conditions	2 years’ service from the commencement date, 50%
SAPEON Inc. [member] | Series 1-2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 28, 2023
Types of shares to be issued	Registered common shares of SAPEON Inc.
Grant method	Issuance of shares
Number of shares	21,050
Exercise price | $ / shares			100
Exercise period	Apr. 1, 2024 ~ Apr. 1, 2032
Vesting conditions	3 years’ service from the commencement date, 25%
SAPEON Inc. [member] | Series 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 13, 2023
Types of shares to be issued	Registered common shares of SAPEON Inc.
Grant method	Issuance of shares
Number of shares	600
Exercise price | $ / shares			100
Exercise period	Feb. 1, 2025 ~ Feb. 1, 2033
Vesting conditions	4 years’ service from the commencement date, 25%
PSU of SK Telecom Co., Ltd. [member] | Equity Settled Share Based Payment Arrangement Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 26, 2024
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares
Number of shares	Fluctuates according to the share price on the expiration date and the cumulative increase rate of KOSPI200
Reference share price | $ / shares			52,720
Reference index	362
Maturity (exercise date)	The day in which the annual general meeting of shareholders is held after 3 years from the grant date
Vesting conditions	Full service in the year in which the grant date is included
PSU of SK Telecom Co., Ltd. [member] | Equity Settled Share Based Payment Arrangement One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 28, 2023
Types of shares to be issued	Registered common shares of the Parent Company
Grant method	Reissue of treasury shares
Number of shares	Fluctuates according to the share price on the expiration date and the cumulative increase rate of KOSPI200
Reference share price | $ / shares			$ 47,280
Reference index	315
Maturity (exercise date)	The day in which the annual general meeting of shareholders is held after 3 years from the grant date
Vesting conditions	Full service in the year in which the grant date is included